Loans, borrowings and bank overdrafts (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Long - Term Loans and Borrowings

	As at March 31, 2020			As at March 31, 2021
Currency	Foreign currency in millions	Indian Rupee		Foreign currency in millions	Indian Rupee		Interest rate	Final maturity
Unsecured loans
U.S. Dollar (U.S.$)	311		23,478	310		22,671	1.04% - 3.81%	March-24
Canadian Dollar (CAD)	^		25	^		10	1.48% - 3.26%	July-21
Indian Rupee (INR)	—		440	—		240	8.29% - 9.35%	March-24
Australian Dollar (AUD)	1		44	^		26	4.65%	January-22
Pound Sterling (GBP)	^		22	^		12	2.93%	February-22
Euro (EUR)	^		13	^		10	2.87%	April-23

		₹	24,022		₹	22,969

Non-current portion of long-term loans and borrowings			4,840			7,458
Current portion of long-term loans and borrowings			19,182			15,511

^	Value is less than 1

Summary of Changes in Financing Liabilities Arising from Cash and Non-cash Changes
Cash and non-cash changes in liabilities arising from financing activities:

					Non-cash changes
	April 1, 2019		Cash flow		IFRS 16 adoption		Net additions to lease liabilities		Foreign exchange movements		March 31, 2020
Borrowings		97,461		(26,038)		—		—		6,224		77,647
Bank overdrafts		4		391		—		—		—		395
Obligations under finance leases		2,002		—		(2,002)		—		—		—
Lease Liabilities		—		(6,784)		17,381		7,942		659		19,198

	₹	99,467	₹	(32,431)	₹	15,379	₹	7,942	₹	6,883	₹	97,240

					Non-cash changes
	April 1, 2020		Cash flow		Net additions to lease liabilities		Foreign exchange movements		March 31, 2021
Borrowings	₹	77,647	₹	6,212	₹	—	₹	(657)	₹	83,202
Bank overdrafts		395		(265)		—		—		130
Lease Liabilities		19,198		(8,660)		10,404		24 0		21,182

	₹	97,240	₹	(2,713)	₹	10,404	₹	(41 7)	₹	104,514